Loan Receivable (Details)						12 Months Ended
	Aug. 05, 2022 USD ($)	Aug. 05, 2022 CNY (¥)	Jun. 14, 2022 USD ($)	Mar. 28, 2022 USD ($)	Jan. 21, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 14, 2022 CNY (¥)	Mar. 28, 2022 CNY (¥)	Jan. 21, 2022 CNY (¥)	Apr. 12, 2021 USD ($)	Apr. 12, 2021 CNY (¥)
Loan Receivable (Details) [Line Items]
Loan amount			$ 1,013,157	$ 434,210	$ 4,342,100				¥ 7,000,000	¥ 3,000,000	¥ 30,000,000	$ 204,441	¥ 1,300,000
Loan due date			Jun. 13, 2023	Jul. 27, 2022	Jan. 20, 2024	Mar. 31, 2022
Interest percentage			12.00%	12.00%	12.00%	4.50%			12.00%	12.00%	12.00%
Principal amount	$ 434,210	¥ 3,000,000
Interest repaid	17,368	¥ 120,000
Production cost per year	$ 1,306,000
Interest income						$ 555,789	$ 7,343	$ 6,395
Loan One [Member]
Loan Receivable (Details) [Line Items]
Exchange rate						0.1447%
Loan Two [Member]
Loan Receivable (Details) [Line Items]
Exchange rate						0.1447%
Loan Three [Member]
Loan Receivable (Details) [Line Items]
Exchange rate						0.1447%